Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 116,057	$ 104,145
Restricted cash	1,744	741
Marketable securities	1,097	19,231
Marketable Securities, Restricted, Current	12,148	10,272
Trade accounts receivable, net	36,731	49,585
Related party receivables	9,005	5,068
Other receivables	12,552	17,294
Inventories	69,834	61,715
Voyages in progress	39,355	38,254
Prepaid expenses and accrued income	6,858	6,170
Investment in finance lease	9,343	9,126
Other current assets	4,730	13
Total current assets	319,454	321,614
Long term assets
Newbuildings	50,537	79,602
Vessels and equipment, net	2,526,707	2,342,130
Vessels and equipment under capital lease, net	218,371	251,698
Investment in finance lease	16,567	21,782
Goodwill	112,452	112,452
Derivative Instruments and Hedges, Assets	11,030	4,450
Total assets	3,255,118	3,133,728
Current liabilities
Short-term debt and current portion of long-term debt	122,240	113,078
Current portion of obligations under capital leases	37,098	43,316
Related party payables	16,201	8,921
Trade accounts payable	27,583	11,809
Accrued expenses	31,567	38,809
Other current liabilities	3,728	6,067
Total current liabilities	238,417	222,000
Long-term debt	1,657,396	1,467,074
Obligations under capital leases	222,019	255,700
Other long-term liabilities	1,334	1,325
Total liabilities	2,119,166	1,946,099
Equity
Share capital (169,809,324 shares, par value $1.00)	169,809	169,809
Additional paid in capital	198,075	197,399
Contributed surplus	1,090,376	1,090,376
Accumulated other comprehensive income	220	2,227
Retained deficit	(322,739)	(272,503)
Total equity attributable to the Company	1,135,741	1,187,308
Non-controlling interest	211	321
Total equity	1,135,952	1,187,629
Total liabilities and equity	$ 3,255,118	$ 3,133,728